Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	35,114
Proposed Maximum Offering Price per Unit	142.39
Maximum Aggregate Offering Price	$ 4,999,882.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.48
Offering Note	All the shares of common stock being registered hereby are offered for the accounts of the selling securityholders. In accordance with Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act based on a per share price of $142.39, the closing price of a share of common stock of Twist Bioscience Corporation as reported on The Nasdaq Stock Market LLC on August 19, 2026. This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3ASR (File No. 333-296897) in accordance with Rules 456(b) and Rule 457(r) of the Securities Act.